Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	BLACKROCK FUNDS V BlackRock Strategic Income Opportunities PortfolioInvestor A, Investor C and Institutional Shares (the “Fund”) Supplement dated February 26, 2021 to the Summary Prospectus and Prospectus, each dated April 29, 2020 Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable: The section of the Summary Prospectus captioned “Key Facts About BlackRock Strategic Income Opportunities Portfolio — Fees and Expenses of the Fund” and the section of the Prospectus captioned “Fund Overview — Key Facts About BlackRock Strategic Income Opportunities Portfolio — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following: Fees and Expenses of the Fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each a “Financial Intermediary”), which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock or its affiliates. More information about these and other discounts is available from your Financial Intermediary and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 34 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-84 of Part II of the Fund’s Statement of Additional Information. Shareholder Fees(fees paid directly from your investment) Investor AShares Investor CShares InstitutionalShares Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price) 4.00 % None None Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower) None 1 1.00%2 None Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of yourinvestment) Investor AShares Investor CShares InstitutionalShares Management Fee3,4 0.46% 0.46% 0.46 % Distribution and/or Service (12b-1) Fees 0.25% 1.00 % None Other Expenses5 0.31% 0.29% 0.27 % Interest Expense 0.12% 0.12% 0.12% Other Expenses 0.19% 0.17% 0.15% Other Expenses of the Subsidiary5 — — — Acquired Fund Fees and Expenses6 0.03% 0.03% 0.03 % Total Annual Fund Operating Expenses6 1.05% 1.78% 0.76 % Fee Waivers and/or Expense Reimbursements4,7 (0.01)% (0.01)% (0.01)% Total Annual Fund Operating Expenses After Fee Waivers and/or Reimbursements4,7 1.04% 1.77% 0.75% 1 A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more. 2 There is no CDSC on Investor C Shares after one year. 3 The management fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed income and equity securities and instruments, including exchange-traded funds (“ETFs”) advised by BlackRock or other investment advisers, other investments and cash and cash equivalents (including money market funds, whether advised by BlackRock or other investment advisers) and excludes investments in other BlackRock equity and/or fixed income mutual funds (the “Underlying Funds”). 4 As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 49, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income ETFs managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds V (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund. 5 Cayman Strategic Income Opportunities Portfolio II, Ltd. (the “Subsidiary”) is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%. 6 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses. 7 As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 49, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.90% (for Investor A Shares), 1.65% (for Investor C Shares) and 0.65% (for Institutional Shares) of average daily net assets through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: 1 Year 3 Years 5 Years 10 Years Investor A Shares $ 502 $ 719 $ 954 $ 1,629 Investor C Shares $ 280 $ 558 $ 963 $ 1,901 Institutional Shares $ 77 $ 241 $ 420 $ 940 You would pay the following expenses if you did not redeem your shares: 1 Year 3 Years 5 Years 10 Years Investor C Shares $ 180 $ 558 $ 963 $ 1,901 Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,805% of the average value of its portfolio. The section of the Summary Prospectus captioned “Key Facts About BlackRock Strategic Income Opportunities Portfolio — Principal Investment Strategies of the Fund” and the section of the Prospectus captioned “Fund Overview — Key Facts About BlackRock Strategic Income Opportunities Portfolio — Principal Investment Strategies of the Fund” are amended to add the following: The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The section of the Summary Prospectus captioned “Key Facts About BlackRock Strategic Income Opportunities Portfolio — Principal Risks of Investing in the Fund” and the section of the Prospectus captioned “Fund Overview — Key Facts About BlackRock Strategic Income Opportunities Portfolio — Principal Risks of Investing in the Fund” are amended to add the following: • Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Related Investments Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund. In the section of the Summary Prospectus captioned “Key Facts About BlackRock Strategic Income Opportunities Portfolio — Principal Risks of Investing in the Fund” and the section of the Prospectus captioned “Fund Overview — Key Facts About BlackRock Strategic Income Opportunities Portfolio — Principal Risks of Investing in the Fund,” the risk factor entitled “Illiquid Investments Risk” is deleted in its entirety and replaced with the following: • Illiquid Investments Risk — The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Subsidiary will also limit its investment in illiquid investments to 15% of its net assets. In applying the illiquid investments restriction to the Fund, the Fund’s investment in the Subsidiary is considered to be liquid. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to the risks associated with illiquid investments. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
BlackRock Strategic Income Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	BLACKROCK FUNDS V BlackRock Strategic Income Opportunities PortfolioInvestor A, Investor C and Institutional Shares (the “Fund”) Supplement dated February 26, 2021 to the Summary Prospectus and Prospectus, each dated April 29, 2020 Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable: The section of the Summary Prospectus captioned “Key Facts About BlackRock Strategic Income Opportunities Portfolio — Fees and Expenses of the Fund” and the section of the Prospectus captioned “Fund Overview — Key Facts About BlackRock Strategic Income Opportunities Portfolio — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following: Fees and Expenses of the Fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each a “Financial Intermediary”), which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock or its affiliates. More information about these and other discounts is available from your Financial Intermediary and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 34 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-84 of Part II of the Fund’s Statement of Additional Information. Shareholder Fees(fees paid directly from your investment) Investor AShares Investor CShares InstitutionalShares Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price) 4.00 % None None Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower) None 1 1.00%2 None Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of yourinvestment) Investor AShares Investor CShares InstitutionalShares Management Fee3,4 0.46% 0.46% 0.46 % Distribution and/or Service (12b-1) Fees 0.25% 1.00 % None Other Expenses5 0.31% 0.29% 0.27 % Interest Expense 0.12% 0.12% 0.12% Other Expenses 0.19% 0.17% 0.15% Other Expenses of the Subsidiary5 — — — Acquired Fund Fees and Expenses6 0.03% 0.03% 0.03 % Total Annual Fund Operating Expenses6 1.05% 1.78% 0.76 % Fee Waivers and/or Expense Reimbursements4,7 (0.01)% (0.01)% (0.01)% Total Annual Fund Operating Expenses After Fee Waivers and/or Reimbursements4,7 1.04% 1.77% 0.75% 1 A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more. 2 There is no CDSC on Investor C Shares after one year. 3 The management fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed income and equity securities and instruments, including exchange-traded funds (“ETFs”) advised by BlackRock or other investment advisers, other investments and cash and cash equivalents (including money market funds, whether advised by BlackRock or other investment advisers) and excludes investments in other BlackRock equity and/or fixed income mutual funds (the “Underlying Funds”). 4 As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 49, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income ETFs managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds V (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund. 5 Cayman Strategic Income Opportunities Portfolio II, Ltd. (the “Subsidiary”) is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%. 6 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses. 7 As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 49, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.90% (for Investor A Shares), 1.65% (for Investor C Shares) and 0.65% (for Institutional Shares) of average daily net assets through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: 1 Year 3 Years 5 Years 10 Years Investor A Shares $ 502 $ 719 $ 954 $ 1,629 Investor C Shares $ 280 $ 558 $ 963 $ 1,901 Institutional Shares $ 77 $ 241 $ 420 $ 940 You would pay the following expenses if you did not redeem your shares: 1 Year 3 Years 5 Years 10 Years Investor C Shares $ 180 $ 558 $ 963 $ 1,901 Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,805% of the average value of its portfolio. The section of the Summary Prospectus captioned “Key Facts About BlackRock Strategic Income Opportunities Portfolio — Principal Investment Strategies of the Fund” and the section of the Prospectus captioned “Fund Overview — Key Facts About BlackRock Strategic Income Opportunities Portfolio — Principal Investment Strategies of the Fund” are amended to add the following: The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The section of the Summary Prospectus captioned “Key Facts About BlackRock Strategic Income Opportunities Portfolio — Principal Risks of Investing in the Fund” and the section of the Prospectus captioned “Fund Overview — Key Facts About BlackRock Strategic Income Opportunities Portfolio — Principal Risks of Investing in the Fund” are amended to add the following: • Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Related Investments Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund. In the section of the Summary Prospectus captioned “Key Facts About BlackRock Strategic Income Opportunities Portfolio — Principal Risks of Investing in the Fund” and the section of the Prospectus captioned “Fund Overview — Key Facts About BlackRock Strategic Income Opportunities Portfolio — Principal Risks of Investing in the Fund,” the risk factor entitled “Illiquid Investments Risk” is deleted in its entirety and replaced with the following: • Illiquid Investments Risk — The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Subsidiary will also limit its investment in illiquid investments to 15% of its net assets. In applying the illiquid investments restriction to the Fund, the Fund’s investment in the Subsidiary is considered to be liquid. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to the risks associated with illiquid investments. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.